Supplement dated May 5, 2004*
                          to the following prospectus:

            American Express Innovations(SM) Select Variable Annuity
                     dated April 30, 2004 -- 45304 A (4/04)

INCOME ASSURER BENEFIT(SM) RIDERS

The third bullet point under the heading Exercising the Rider is supplemented to read:

o you can only take an annuity payment in one of the following annuity payment plans:

     (1)  Plan A - Life Annuity - No Refund;

     (2)  Plan B - Life Annuity with Ten or Twenty Years Certain;

     (3)  Plan D - Joint and Last Survivor Life Annuity - No Refund;

     (4) Plan D - Joint and Last Survivor Life Annuity with Twenty Years Certain; or

     (5)  Plan E - Twenty Years Certain.

Appendix E: Example - Guarantor(SM) Withdrawal Benefit Rider

This appendix is supplemented to read:

Example of the Guarantor(SM) Withdrawal Benefit

Assumptions:

o You purchase the contract on Jan. 1, 2004 with a payment of $100,000, and you select a 7-year withdrawal charge schedule.

o    We add a purchase payment credit of $1,000 to your contract.

     The Guaranteed Benefit Amount (GBA) equals your purchase payment plus the
     purchase payment credit:                                                   $101,000

     The Guaranteed Benefit Payment (GBP) equals 7% of your GBA:
         0.07 x $101,000 =                                                        $7,070

     The Remaining Benefit Amount (RBA) equals your purchase payment  plus the
     purchase payment credit:                                                   $101,000

     On Jan. 1, 2005 the contract value grows to $110,000. You decide to step up your benefit.

     The RBA equals 100% of your contract anniversary value:                    $110,000

     The GBA equals 100% of your contract anniversary value:                    $110,000

     The GBP equals 7% of your stepped-up GBA:

         0.07 x $110,000 =                                                        $7,700

     On July 1, 2007 you decide to take a partial withdrawal of $7,700.

     You took a partial withdrawal equal to your GBP, so your RBA equals the prior RBA less the amount of the partial withdrawal:
         $110,000 - $7,700 =                                                    $102,300

     The GBA equals the GBA immediately prior to the partial withdrawal:        $110,000

     The GBP equals 7% of your GBA:

         0.07 x $110,000 =                                                        $7,700

     On Jan. 1, 2008 you make an additional purchase payment of $50,000.

     We add a purchase payment credit of $500 to your contract.

     The new RBA for the contract is equal to your prior RBA plus 100% of the additional purchase payment and purchase payment credit:

         $102,300 + $50,500 =                                                   $152,800

     The new GBA for the contract is equal to your prior GBA plus 100% of the additional purchase payment and purchase payment credit:

         $110,000 + $50,500 =                                                   $160,500

     The new GBP for the contract is equal to your prior GBP plus 7% of the additional purchase payment and purchase payment credit:

         $7,700 + $3,535 =                                                       $11,235

     On Jan. 1, 2009 your contract value grows to $200,000. You decide to step up your benefit.

     The RBA equals 100% of your contract anniversary value:                    $200,000

     The GBA equals 100% of your contract anniversary value:                    $200,000

     The GBP equals 7% of your stepped-up GBA:

         0.07 x $200,000 =                                                       $14,000

     On July 1, 2010 your contract value grows to $230,000. You decide to take a partial withdrawal of $20,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

         (1) your contract value immediately following the partial withdrawal;
             $230,000 - $20,000 = $210,000

         OR

         (2) your prior RBA less the amount of the partial withdrawal.
             $200,000 - $20,000 =                                               $180,000

     Reset RBA = lesser of (1) or (2) =                                         $180,000

     The GBA gets reset to the lesser of:

         (1)  your prior GBA                                                    $200,000

         OR

         (2) the greater of:

           a. your contract value immediately following the partial withdrawal;
              $230,000 - $20,000 =                                              $210,000

           OR

           b. your Reset RBA. $180,000

         Greater of a. or b. =                                                  $210,000

     Reset GBA = lesser of (1) or (2) =                                         $200,000

     The Reset GBP is equal to 7% of your Reset GBA:

         0.07 x $200,000 =                                                       $14,000

     On July 1, 2012 your contract value falls to $175,000. You decide to take a partial withdrawal of $25,000. You took more than your GBP of $14,000 so your RBA gets reset to the lesser of:

         (1) your contract value immediately following the partial withdrawal;

              $175,000 - $25,000 =                                              $150,000

         OR

         (2) your prior RBA less the amount of the partial withdrawal.

              $180,000 - $25,000 =                                              $155,000

     Reset RBA = lesser of (1) or (2) =                                         $150,000

     The GBA gets reset to the lesser of:

         (1)  your prior GBA;                                                   $200,000

         OR

         (2) the greater of:

           a. your contract value immediately following the partial withdrawal;

              $175,000 - $25,000 =                                              $150,000

           OR

           b. your Reset RBA. $150,000

         Greater of a. or b. =                                                  $150,000

     Reset GBA = lesser of (1) or (2) =                                         $150,000

     The Reset GBP is equal to 7% of your Reset GBA:

         0.07 x $150,000 =                                                       $10,500

THIS SUPPLEMENT SHOULD BE RETAINED WITH THE CURRENT PROSPECTUS FOR YOUR PRODUCT.

45304-3 A (5/04)